                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Assets Investment Management, LLC
Address:   11455 El Camino Real
           Suite 363
           San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest S. Rady
Title:   Chief Investment Officer
Phone:   858-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                            San Diego, CA        05/10/2007
----------------------------------------   ------------------   ----------------
[Signature]                                   [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13-F File Number   Name

     028-11688               Insurance Company of the West

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:     $116,522
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13-F File Number   Name

      1    028-11688               Insurance Company of the West

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                                   Form 13-F
                               Information Table
                              as of March 31, 2007

                 COLUMN 1                  COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                           TITLE OF            VALUE     SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
              NAME OF ISSUER                 CLASS    CUSIP   [x$1000]   PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                           com      02209s103   9,044    103,000 SH       sole                 103,000
AMERICAN INTERNATIONAL GROUP INC           com      026874107   1,546     23,000 SH       sole                  23,000
ANARDARKO PETROLEUM CORP                   com      032511107   1,504     35,000 SH       Sole                  35,000
BANK OF AMERICA CORP                       com      060505104   3,878     76,000 SH       sole                  76,000
BEAR STEARNS COMPANIES INC                 adr      073902108   2,255     15,000 SH       sole                  15,000
BP P L C SPONSORED ADR (FRM BP AMOCO PLC)  com      055622104   6,151     95,000 SH       sole                  95,000
CAPITAL ONE FINANCIAL CORP                 com      14040h105   5,282     70,000 SH       sole                  70,000
CARDINAL HEALTH INC                        com      14149y108   1,094     15,000 SH       sole                  15,000
CATERPILLAR INC                            com      149123101   1,676     25,000 SH       sole                  25,000
CHESAPEAKE ENERGY CORP                     com      165167107     926     30,000 SH       Sole                  30,000
CHEVRON CORPORATION                        com      166764100   5,473     74,000 SH       sole                  74,000
CHUBB CORP                                 com      171232101   2,790     54,000 SH       sole                  54,000
CINCINNATI FINANCIAL CORP                  com      172062101   1,060     25,000 SH       sole                  25,000
COCA COLA CO                               com      191216100   3,120     65,000 SH       sole                  65,000
COLGATE PALMOLIVE CO                       com      194162103     668     10,000 SH       sole                  10,000
COMCAST CORP NEW CL A                      com      20030n101   2,919    112,500 SH       sole                 112,500
CONOCOPHILLIPS                             com      20825c104   4,921     72,000 SH       sole                  72,000
D R HORTON                                 com      23331a109     550     25,000 SH       sole                  25,000
ELI LILLY & CO                             com      532457108   1,880     35,000 SH       sole                  35,000
EXXON MOBIL CORP                           com      30231g102   1,886     25,000 SH       sole                  25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)         com      313586109   2,183     40,000 SH       sole                  40,000
FIDELITY NATIONAL FINANCIAL INC            com      316326107     587     24,454 SH       sole                  24,454
FIDELITY NATIONAL INFORMATION SERVICES     com      31620m106     489     10,748 SH       sole                  10,748
FREDDIE MAC-VOTING COMMON (FORMERLY FEDERA com      313400301   2,975     50,000 SH       sole                  50,000
GENERAL ELECTRIC CO                        com      369604103   4,243    120,000 SH       sole                 120,000
GENERAL MILLS INC                          com      370334104   2,911     50,000 SH       sole                  50,000
GLAXOSMITHKLINE PLC SPONSORED ADR(FRM GLAX com      37733w105   2,211     40,000 SH       sole                  40,000
HARTFORD FINANCIAL SERVICES GROUP INC      com      416515104   3,345     35,000 SH       sole                  35,000
HOME DEPOT INC                             com      437076102   1,102     30,000 SH       sole                  30,000
INDYMAC BANCORP INC                        com      456607100   1,667     52,000 SH       sole                  52,000
INTEL                                      com      458140100     478     25,000 SH       Sole                  25,000
JOHNSON & JOHNSON                          com      478160104   3,616     60,000 SH       sole                  60,000
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH com      46625h100   2,903     60,000 SH       sole                  60,000
KROGER CO                                  com      501044101     565     20,000 SH       sole                  20,000
MARSH & MCLENNAN COMPANIES INC             com      571748102   2,197     75,000 SH       sole                  75,000
MCDONALDS CORP                             com      580135101   1,577     35,000 SH       sole                  35,000
MICROSOFT                                  com      594918104   1,951     70,000 SH       sole                  70,000
MORGAN STANLEY                             com      617446448   3,150     40,000 SH       sole                  40,000
OVERSEAS SHIPHOLDING GROUP INC             com      690368105   4,069     65,000 SH       sole                  65,000
PFIZER INC                                 com      717081103   2,147     85,000 SH       sole                  85,000
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG adr      780259206   2,321     35,000 SH       sole                  35,000
UNUMPROVIDENT CORP                         com      91529y106   3,915    170,000 SH       sole                 170,000
USG                                        com      903293405   1,167     25,000 SH       sole                  25,000
VIACOM INC NEW CLASS B                     com      92553p201   1,233     30,000 SH       sole                  30,000

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
WAL-MART STORES INC                        com      931142103   3,146     67,000 SH       sole                  67,000
WYETH COM                                  com      983024100   1,751     35,000 SH       sole                  35,000
TOTAL                                       46                116,522  2,333,702                             2,233,702